Share Capital and Reserves (Schedule of Share Capital) (Details) - shares shares in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Authorised and in issue at January, 1	53,827	53,808
Issued for share plan	31	19
Authorised and in issue at December, 31	53,858	53,827